[Dechert Letterhead]

October 3, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:	ING Equity Trust (“Registrant”)
(File Nos. 333-56881 and 811-8817)

Ladies and Gentlemen:

On behalf of the Registrant, we hereby certify that pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) that the Prospectus and the Statement of Additional Information for the ING Principal Protection Funds contained in Amendment No. 101 to the Registrant’s registration statement that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 101 to the Registrant’s registration statement on Form N-1A.

Regards,

/s/ Reza Pishva
Reza Pishva

cc:	Paul A. Caldarelli, Esq.
ING U.S. Legal Services